                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21882

               Oppenheimer Rochester North Carolina Municipal Fund (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon     Maturity       Value
-----------                                                     -------   ----------   -----------
Municipal Bonds and Notes--114.8%
North Carolina--40.7%
$ 1,400,000   Albermarle, NC Hospital Authority(1)              5.250%    10/01/2038   $   989,114
    140,000   Asheville, NC Hsg. Authority (Woodridge
              Apartments)(1)                                    5.750     11/20/2029       140,105
     10,000   Asheville, NC Hsg. Authority (Woodridge
              Apartments)(1)                                    5.800     11/20/2039        10,003
  1,000,000   Buncombe County, NC (Woodfin Downtown Corridor
              Devel.)                                           7.250     08/01/2034       786,900
     10,000   Buncombe County, NC Center for Mental
              Retardation(Blue Ridge Area Foundation)           7.750     11/01/2017         9,440
    645,000   Charlotte, NC Douglas International Airport
              Special Facilities (US Airways)                   5.600     07/01/2027       426,945
  2,575,000   Charlotte, NC Douglas International Airport
              Special Facilities (US Airways)(1)                7.750     02/01/2028     2,073,854
  3,185,000   Charlotte, NC Douglas International Airport,
              Series B(1)                                       6.000     07/01/2017     3,219,048
    285,000   Columbus County, NC IF&PCFA (International
              Paper Company)(1)                                 5.800     12/01/2016       263,973
     60,000   Columbus County, NC IF&PCFA (International
              Paper Company)(1)                                 5.850     12/01/2020        53,569
  2,215,000   Durham, NC Hsg. Authority (Naples Terrace
              Apartments)(1)                                    5.700     06/01/2033     2,222,841
    110,000   Halifax County, NC IF&PCFA (Champion
              International Corp.)(1)                           5.450     11/01/2033        81,285
     90,000   Halifax County, NC IF&PCFA (International
              Paper Company)(1)                                 5.900     09/01/2025        77,342
  2,400,000   Haywood County, NC IF&PCFA (International
              Paper Company)(1)                                 4.450     03/01/2024     1,789,224
     15,000   Madison, NC Center For Mental Retardation
              (Blue Ridge Area Foundation)                      7.750     11/01/2017        14,625
     30,000   Mecklenburg County, NC IF&PCFA (Fluor Corp.)(2)   5.250     12/01/2009        30,099
      5,000   NC Capital Facilities Finance Agency (Duke
              University)(1)                                    5.125     10/01/2041         5,021
  1,455,000   NC Capital Facilities Finance Agency (Meredith
              College)(1)                                       6.000     06/01/2031     1,377,012
  1,500,000   NC Capital Facilities Finance Agency (Meredith
              College)(1)                                       6.125     06/01/2035     1,397,970
     75,000   NC Centennial Authority Hotel Tax (Arena)(1)      5.125     09/01/2019        75,146
     10,000   NC Eastern Municipal Power Agency(1)              5.125     01/01/2012        10,020
     50,000   NC Eastern Municipal Power Agency(1)              5.125     01/01/2026        48,511
  1,145,000   NC Eastern Municipal Power Agency(1)              5.750     01/01/2026     1,150,714
     25,000   NC Eastern Municipal Power Agency(1)              6.500     01/01/2018        28,387
    195,000   NC Eastern Municipal Power Agency, Series A(1)    5.750     01/01/2026       195,973
     95,000   NC Eastern Municipal Power Agency, Series B(1)    5.500     01/01/2021        95,275
      5,000   NC Educational Facilities Finance Agency
              (Davidson College)(1)                             5.100     12/01/2012         5,015
     60,000   NC Educational Facilities Finance Agency (St.
              Augustine's College)(1)                           5.250     10/01/2018        57,990


             1 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon     Maturity       Value
-----------                                                     -------   ----------   -----------
$    90,000   NC HFA(1)                                         5.625%    07/01/2030   $    89,996
    240,000   NC HFA(1)                                         5.750     03/01/2017       244,550
     30,000   NC HFA(1)                                         6.000     01/01/2016        30,034
    195,000   NC HFA(1)                                         6.000     07/01/2016       195,216
    395,000   NC HFA (Home Ownership)(1)                        4.800     01/01/2039       342,493
    495,000   NC HFA (Home Ownership)(1)                        4.850     07/01/2038       434,125
     15,000   NC HFA (Home Ownership)(1)                        4.950     01/01/2032        13,797
     20,000   NC HFA (Home Ownership)(1)                        5.100     07/01/2017        20,019
     60,000   NC HFA (Home Ownership)(1)                        5.150     01/01/2019        60,008
      5,000   NC HFA (Home Ownership)(1)                        5.200     01/01/2020         5,000
     75,000   NC HFA (Home Ownership)(1)                        5.200     07/01/2026        73,019
     15,000   NC HFA (Home Ownership)(1)                        5.250     07/01/2011        15,019
     95,000   NC HFA (Home Ownership)(1)                        5.250     07/01/2026        93,066
     15,000   NC HFA (Home Ownership)(1)                        5.250     07/01/2034        14,996
      5,000   NC HFA (Home Ownership)(1)                        5.375     01/01/2029         4,914
     20,000   NC HFA (Home Ownership)(1)                        5.400     07/01/2032        19,486
    355,000   NC HFA (Home Ownership)(1)                        6.200     01/01/2029       355,163
     10,000   NC HFA (Multifamily Mtg.)(1)                      6.700     01/01/2027        10,011
     20,000   NC HFA (Multifamily)(1)                           5.950     07/01/2021        20,018
     10,000   NC HFA (Single Family)(1)                         5.350     09/01/2028         9,800
      5,000   NC HFA (Single Family)(1)                         5.600     09/01/2019         5,068
     30,000   NC HFA (Single Family)(1)                         5.700     09/01/2026        29,377
     40,000   NC HFA (Single Family)(1)                         5.850     09/01/2028        39,996
     30,000   NC HFA (Single Family)(1)                         5.950     09/01/2017        30,046
     15,000   NC HFA (Single Family)(1)                         6.125     03/01/2018        15,018
     10,000   NC HFA (Single Family)(1)                         6.150     03/01/2017        10,010
     40,000   NC HFA (Single Family)(1)                         6.200     03/01/2018        40,044
     20,000   NC HFA (Single Family)(1)                         6.250     03/01/2017        20,036
    135,000   NC HFA (Single Family)(1)                         6.250     09/01/2027       134,982
     10,000   NC HFA (Single Family)(1)                         6.450     09/01/2027        10,007
    280,000   NC Medical Care Commission (ARC/HDS Alamance
              Hsg. Corp.)(1)                                    5.800     10/01/2034       240,999
     30,000   NC Medical Care Commission (Baptist Retirement)   6.300     10/01/2021        24,758
      5,000   NC Medical Care Commission (Carolina
              Medicorp)(1)                                      5.250     05/01/2026         5,000
     50,000   NC Medical Care Commission (Catholic Health
              East)(1)                                          5.000     11/15/2028        43,284
     15,000   NC Medical Care Commission (Deerfield
              Episcopal Retirement Community)                   5.000     11/01/2023        12,563
    250,000   NC Medical Care Commission (Deerfield
              Episcopal Retirement Community)                   6.125     11/01/2038       211,485
     25,000   NC Medical Care Commission (Glenaire/The
              Presbyterian Homes Obligated Group)               5.500     10/01/2031        18,957
    270,000   NC Medical Care Commission (Glenaire/The
              Presbyterian Homes Obligated Group)               5.600     10/01/2036       200,753
     10,000   NC Medical Care Commission (Grace Healthcare
              System)(1)                                        5.250     10/01/2016        10,001


             2 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon     Maturity       Value
-----------                                                     -------   ----------   -----------
$   200,000   NC Medical Care Commission (Halifax Regional      5.000%    08/15/2018   $   156,856
              Medical Center)(1)
     55,000   NC Medical Care Commission (Halifax Regional      5.000     08/15/2024        37,229
              Medical Center)(1)
    150,000   NC Medical Care Commission (Maria Parham
              Medical Center)(1)                                5.500     10/01/2014       144,396
    180,000   NC Medical Care Commission (Moravian Home)        5.100     10/01/2030       115,825
  1,000,000   NC Medical Care Commission (Pennybyrn at
              Maryfield)                                        6.125     10/01/2035       710,920
     10,000   NC Medical Care Commission (Scotland Health
              Memorial Hospital)(1)                             5.375     10/01/2011        10,010
     25,000   NC Medical Care Commission (Southeastern
              Regional Medical Center/Health Horizons
              Obligated Group)(1)                               6.250     06/01/2029        25,007
    195,000   NC Medical Care Commission (Southminster)         6.125     10/01/2018       177,009
     25,000   NC Medical Care Commission (STHS)(1)              6.250     10/01/2019        24,443
     10,000   NC Medical Care Commission
              (STHS/STMH/STM/HCC)(1)                            6.375     10/01/2029         8,836
     20,000   NC Medical Care Commission (STTLC)(1)             5.375     10/01/2014        20,005
     45,000   NC Medical Care Commission (Village at
              Brookwood)                                        6.375     01/01/2022        36,429
    865,000   NC Medical Care Commission (Wake County
              Hospital System)(1)                               5.375     10/01/2026       756,728
    135,000   NC Medical Care Commission (Well-Spring
              Retirement Community)                             5.375     01/01/2020       111,819
     35,000   NC Medical Care Commission (Well-Spring
              Retirement Community)                             6.250     01/01/2027        27,403
     20,000   NC Medical Care Commission Hospital (Almance
              Health System)(1)                                 5.500     08/15/2013        20,049
    130,000   NC Medical Care Commission Hospital (Almance
              Health System)(1)                                 5.500     08/15/2024       130,004
    500,000   NC Medical Care Commission Retirement
              Facilities (Carolina Village)                     6.000     04/01/2038       352,445
      5,000   NC Medical Care Commission Retirement
              Facilities (Cypress Glen Retirement Community)    6.000     10/01/2033         3,603
     40,000   NC Medical Care Commission Retirement
              Facilities (Givens Estates)                       4.375     07/01/2009        40,000
    750,000   NC Medical Care Commission Retirement
              Facilities (Southminster)                         5.750     10/01/2037       534,893
     25,000   NC Medical Care Commission Retirement
              Facilities (The Forest at Duke)                   5.100     09/01/2013        23,705
      5,000   NC Medical Care Commission Retirement
              Facilities (The United Methodist Retirement
              Homes)                                            5.500     10/01/2035         3,885
  1,850,000   NC Medical Care Commission Retirement
              Facilities (Village at Brookwood)                 5.250     01/01/2032     1,196,926
     85,000   Northampton County, NC IF&PCFA (Champion
              International Corp.)(1)                           6.450     11/01/2029        75,582
    500,000   Northern Hospital District of Surry County, NC
              Health Care Facilities(1)                         6.250     10/01/2038       425,230
    100,000   Raleigh Durham, NC Airport Authority(1)           5.000     05/01/2037        84,991
                                                                                       -----------
                                                                                        25,042,743


             3 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon     Maturity       Value
-----------                                                     -------   ----------   -----------
U.S. Possessions--74.1%
$    30,000   Guam GO(1)                                        5.375%    11/15/2013   $    28,554
    300,000   Guam GO(1)                                        6.750     11/15/2029       296,763
    450,000   Guam GO(1)                                        7.000     11/15/2039       448,547
    250,000   Guam Government Waterworks Authority &
              Wastewater System(1)                              5.875     07/01/2035       220,453
     35,000   Guam Power Authority, Series A(1)                 5.250     10/01/2013        33,399
     60,000   Guam Power Authority, Series A(1)                 5.250     10/01/2023        52,309
     75,000   Guam Power Authority, Series A(1)                 5.250     10/01/2023        65,386
    215,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)                         5.250     06/01/2032       159,235
 67,775,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)                         7.250(3)  06/01/2057       519,157
    500,000   Northern Mariana Islands Commonwealth, Series A   5.000     06/01/2017       442,805
  3,370,000   Northern Mariana Islands Commonwealth, Series
              A(1)                                              5.000     06/01/2030     2,429,433
    500,000   Puerto Rico Aqueduct & Sewer Authority(1)         0.000(4)  07/01/2024       388,895
    850,000   Puerto Rico Aqueduct & Sewer Authority(1)         6.000     07/01/2038       780,394
  4,300,000   Puerto Rico Aqueduct & Sewer Authority(1)         6.000     07/01/2044     3,906,163
  1,095,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.375     05/15/2033       879,165
  2,250,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.500     05/15/2039     1,597,005
  3,700,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.625     05/15/2043     2,620,377
 20,870,000   Puerto Rico Children's Trust Fund (TASC)          6.460(3)  05/15/2050       458,931
 39,500,000   Puerto Rico Children's Trust Fund (TASC)          7.625(3)  05/15/2057       376,435
     85,000   Puerto Rico Commonwealth Development Bank(1)      5.000     12/01/2015        82,397
    100,000   Puerto Rico Commonwealth GO(1)                    5.000     07/01/2026        87,213
     20,000   Puerto Rico Commonwealth GO(1)                    5.000     07/01/2028        17,282
     70,000   Puerto Rico Commonwealth GO(1)                    5.125     07/01/2031        60,428
    500,000   Puerto Rico Commonwealth GO(1)                    5.250     01/01/2015       495,765
    485,000   Puerto Rico Commonwealth GO(1)                    5.250     07/01/2024       438,222
    395,000   Puerto Rico Commonwealth GO(1)                    5.250     07/01/2030       348,311
     85,000   Puerto Rico Convention Center Authority(1)        5.000     07/01/2027        75,978
    250,000   Puerto Rico Electric Power Authority, Series
              TT(1)                                             5.000     07/01/2032       219,028
  4,000,000   Puerto Rico Electric Power Authority, Series
              UU(1)                                             1.509(5)  07/01/2031     1,951,800
     10,000   Puerto Rico HFC(1)                                5.100     12/01/2018        10,090
     50,000   Puerto Rico HFC (Homeowner Mtg.)(1)               5.100     12/01/2031        49,406
     25,000   Puerto Rico Highway & Transportation
              Authority(1)                                      5.000     07/01/2022        22,267
  1,000,000   Puerto Rico Highway & Transportation
              Authority(1)                                      5.250     07/01/2035       875,760
  3,200,000   Puerto Rico Highway & Transportation
              Authority, Series N(1)                            1.339(5)  07/01/2045     1,308,000
    335,000   Puerto Rico IMEPCF (American Airlines)            6.450     12/01/2025       143,112
     35,000   Puerto Rico IMEPCF (American Home Products)(1)    5.100     12/01/2018        35,238
     90,000   Puerto Rico Industrial Devel. Company, Series
              B(1)                                              5.375     07/01/2016        88,840
  1,400,000   Puerto Rico Infrastructure(1)                     5.000     07/01/2046     1,053,178
     25,000   Puerto Rico Infrastructure(1)                     5.500     07/01/2024        22,538
    235,000   Puerto Rico Infrastructure (Mepsi Campus)         5.600     10/01/2014       222,204
    725,000   Puerto Rico Infrastructure (Mepsi Campus)         6.250     10/01/2024       589,273


             4 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon     Maturity       Value
-----------                                                     -------   ----------   -----------

$ 2,120,000   Puerto Rico Infrastructure (Mepsi Campus)         6.500%    10/01/2037   $ 1,583,937
  2,150,000   Puerto Rico ITEMECF (Ana G. Mendez                5.000     03/01/2036     1,414,980
              University)(1)
     35,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                    5.375     02/01/2019        30,009
    580,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                    5.375     02/01/2029       430,824
     45,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)   5.500     07/01/2026        38,912
  1,000,000   Puerto Rico ITEMECF (University of the Sacred
              Heart)(1)                                         5.250     09/01/2031       838,750
  1,930,000   Puerto Rico Port Authority (American
              Airlines), Series A                               6.250     06/01/2026       824,631
    270,000   Puerto Rico Port Authority, Series D(1)           6.000     07/01/2021       270,003
     40,000   Puerto Rico Port Authority, Series D(1)           7.000     07/01/2014        40,063
    335,000   Puerto Rico Public Buildings Authority(1)         5.000     07/01/2036       333,251
     30,000   Puerto Rico Public Buildings Authority(1)         5.250     07/01/2033        24,780
    250,000   Puerto Rico Public Buildings Authority(1)         6.250     07/01/2031       247,935
    500,000   Puerto Rico Public Buildings Authority(6)         6.750     07/01/2036       499,380
      5,000   Puerto Rico Public Buildings Authority, Series
              D(1)                                              5.250     07/01/2036         4,069
    165,000   Puerto Rico Public Finance Corp., Series A(1)     5.750     08/01/2027       166,249
 10,000,000   Puerto Rico Sales Tax Financing Corp., Series A   7.530(3)  08/01/2056       458,800
  8,000,000   Puerto Rico Sales Tax Financing Corp., Series
              C(7)                                              5.750     08/01/2057     8,078,800
    200,000   University of Puerto Rico(1)                      5.000     06/01/2025       172,826
    250,000   University of Puerto Rico(1)                      5.000     06/01/2026       213,905
    275,000   University of Puerto Rico, Series Q(1)            5.000     06/01/2030       227,081
    370,000   University of V.I., Series A                      6.000     12/01/2024       287,201
     30,000   University of V.I., Series A                      6.250     12/01/2029        22,608
     50,000   V.I. Public Finance Authority (Gross Receipts
              Taxes Loan)(1)                                    5.000     10/01/2031        42,485
  2,000,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                      4.700     07/01/2022     1,648,040
  1,300,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                      5.875     07/01/2022     1,218,035
  1,240,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                      6.125     07/01/2022     1,188,590
    175,000   V.I. Public Finance Authority, Series A(1)        5.625     10/01/2025       164,257
    300,000   V.I. Public Finance Authority, Series A(1)        5.625     10/01/2025       281,583
     50,000   V.I. Public Finance Authority, Series E(1)        6.000     10/01/2022        47,608
  1,000,000   V.I. Water & Power Authority, Series A(1)         5.000     07/01/2031       850,570
                                                                                       -----------
                                                                                        45,549,898
                                                                                       -----------
Total Investments, at Value (Cost $83,632,256)-114.8%                                   70,592,641
                                                                                       -----------
Liabilities in Excess of Other Assets-(14.8)                                            (9,079,313)
                                                                                       -----------
Net Assets-100.0%                                                                      $61,513,328
                                                                                       ===========

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Illiquid security. The aggregate value of illiquid securities as of June 30, 2009 was $30,099, which represents 0.05% of the Fund's net assets. See accompanying Notes.

(3.)  Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See accompanying Notes.

(7.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.


             5 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                       LEVEL 2--
                          LEVEL 1--      OTHER        LEVEL 3--
                         UNADJUSTED   SIGNIFICANT    SIGNIFICANT
                           QUOTED      OBSERVABLE   UNOBSERVABLE
                           PRICES        INPUTS        INPUTS         VALUE
                         ----------   -----------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   North Carolina           $--       $25,042,743       $--        $25,042,743
   U.S. Possessions          --        45,549,898        --         45,549,898
                            ---       -----------       ---        -----------
Total Assets                $--       $70,592,641       $--        $70,592,641
                            ---       -----------       ---        -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ARC       Assoc. of Retarded Citizens
GO        General Obligation
HCC       Home Care of the Carolinas
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IF&PCFA   Industrial Facilities and Pollution Control Financing Authority
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
STHS      Stanly Health Services


             6 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

STM       Stanly Manor
STMH      Stanly Memorial Hospital
STTLC     Stanly Total Living Center
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


             7 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its


             8 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                          WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities         $490,870

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $6,000,000 as of June 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2009, municipal bond holdings with a value of $8,078,800 shown on the Fund's Statement of


             9 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Investments are held by such Trusts and serve as collateral for the $6,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL
  AMOUNT     INVERSE FLOATER(1)                              COUPON RATE (2)   MATURITY DATE      VALUE
----------   ---------------------------------------------   ---------------   -------------   ----------
$2,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)        20.129           8/1/57      $2,078,800

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $6,000,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES


             10 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 84,387,143
                                 ============
Gross unrealized appreciation    $  1,262,420
Gross unrealized depreciation     (15,056,922)
                                 ------------
Net unrealized depreciation      $(13,794,502)
                                 ============


             11 | Oppenheimer Rochester North Carolina Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009